Goodwill and other intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and other intangible assets
Beginning balance	$ 1,625,625	$ 1,347,097
Charge for the year	47,330	38,166	$ 35,415
Ending balance	1,813,624	1,625,625	1,347,097
Cost
Goodwill and other intangible assets
Beginning balance	1,806,617	1,500,380	1,094,432
Additions during the year	21,185	5,054	2,464
Additions through business combinations	364,971	387,389	593,184
Disposals	399	741	476
Effects of movements in exchange rates	(39,114)	(85,465)	(189,224)
Ending balance	2,153,260	1,806,617	1,500,380
Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(180,992)	(153,283)	(126,659)
Charge for the year	47,330	38,166	35,415
Impairment charge for the year	121,596
Disposals	(398)	(741)	(475)
Effects of movements in exchange rates	9,884	9,716	8,316
Ending balance	(339,636)	(180,992)	(153,283)
Goodwill
Goodwill and other intangible assets
Beginning balance	779,896	656,256
Ending balance	760,328	779,896	656,256
Goodwill | Cost
Goodwill and other intangible assets
Beginning balance	780,147	656,507	518,392
Additions through business combinations	115,686	156,817	232,030
Effects of movements in exchange rates	(13,254)	(33,177)	(93,915)
Ending balance	882,579	780,147	656,507
Goodwill | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(251)	(251)	(251)
Impairment charge for the year	121,596
Effects of movements in exchange rates	(404)
Ending balance	(122,251)	(251)	(251)
Customerrelated intangible assets
Goodwill and other intangible assets
Beginning balance	746,196	622,719
Ending balance	877,896	746,196	622,719
Customerrelated intangible assets | Cost
Goodwill and other intangible assets
Beginning balance	877,764	732,434	496,990
Additions through business combinations	178,257	191,332	324,290
Effects of movements in exchange rates	(18,723)	(46,002)	(88,846)
Ending balance	1,037,298	877,764	732,434
Customerrelated intangible assets | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(131,568)	(109,715)	(89,885)
Charge for the year	36,169	29,037	26,921
Effects of movements in exchange rates	8,335	7,184	7,091
Ending balance	(159,402)	(131,568)	(109,715)
Network - related intangible assets
Goodwill and other intangible assets
Beginning balance	85,317	54,530
Ending balance	145,975	85,317	54,530
Network - related intangible assets | Cost
Goodwill and other intangible assets
Beginning balance	107,202	73,552	43,556
Additions through business combinations	71,028	38,205	36,831
Effects of movements in exchange rates	(4,679)	(4,555)	(6,835)
Ending balance	173,551	107,202	73,552
Network - related intangible assets | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(21,885)	(19,022)	(15,955)
Charge for the year	6,936	4,237	4,070
Effects of movements in exchange rates	1,245	1,374	1,003
Ending balance	(27,576)	(21,885)	(19,022)
Licenses
Goodwill and other intangible assets
Beginning balance	10,829	9,340
Ending balance	21,512	10,829	9,340
Licenses | Cost
Goodwill and other intangible assets
Beginning balance	17,706	15,796	14,592
Additions during the year	14,772	3,145	4
Disposals	4	18	1
Effects of movements in exchange rates	(1,886)	(1,217)	1,201
Ending balance	30,588	17,706	15,796
Licenses | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(6,877)	(6,456)	(5,067)
Charge for the year	2,598	978	871
Disposals	(4)	(15)
Effects of movements in exchange rates	395	542	(518)
Ending balance	(9,076)	(6,877)	(6,456)
Software
Goodwill and other intangible assets
Beginning balance	3,387	4,252
Ending balance	7,913	3,387	4,252
Software | Cost
Goodwill and other intangible assets
Beginning balance	23,798	22,091	20,902
Additions during the year	6,413	1,909	2,460
Additions through business combinations		1,035	33
Disposals	395	723	475
Effects of movements in exchange rates	(572)	(514)	(829)
Ending balance	29,244	23,798	22,091
Software | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(20,411)	(17,839)	(15,501)
Charge for the year	1,627	3,914	3,553
Disposals	(394)	(726)	(475)
Effects of movements in exchange rates	313	616	740
Ending balance	$ (21,331)	$ (20,411)	$ (17,839)